Asset Allocation Ranges and Actual Allocation, CRIP (Detail) (Canadian Retirement Income Plan, or CRIP)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Canadian Equities
Defined Benefit Plan Disclosure [Line Items]
Range minimum	25.00%
Range maximum	50.00%
Actual	35.60%	34.80%
U.S. Equities
Defined Benefit Plan Disclosure [Line Items]
Range minimum	0.00%
Range maximum	19.00%
Actual	0.00%	5.20%
International Equities
Defined Benefit Plan Disclosure [Line Items]
Range minimum	0.00%
Range maximum	19.00%
Actual	14.10%	8.90%
Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Range minimum	30.00%
Range maximum	70.00%
Actual	49.90%	50.50%
Money Market
Defined Benefit Plan Disclosure [Line Items]
Range minimum	0.00%
Range maximum	10.00%
Actual	0.40%	0.60%